Summary of Principal Accounting Policies (Details) - Schedule of property and equipment are stated at cost less accumulated depreciation and any recorded impairment	12 Months Ended
Dec. 31, 2022
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	Over the shorter of the lease term or estimated useful lives
Buildings [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Motor vehicles [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Motor vehicles [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	5 years